UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06342

Exact name of registrant as specified in charter:	Aberdeen Global Income Fund, Inc.

Address of principal executive offices:	800 Scudders Mill Road,
Plainsboro,
New Jersey 08536

Name and address of agent for service:	Mr. Christian Pittard
Aberdeen Asset Management Inc.
1735 Market Street
37th Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	1-866-839-5233

Date of fiscal year end:	10/31/06

Date of reporting period:	7/31/06

Item 1 – Schedule of Investments

Portfolio of Investments

As of July 31, 2006 (unaudited)

	Principal Amount (000)	Description	Moody’s Rating	S&P Rating	Value (US$)
LONG-TERM INVESTMENTS - 108.4%
		AUSTRALIA - 22.3%
		ABN Amro Bank NV,
AUD	500	6.50%, 5/17/18 (a)	A1	A+	$379,712
		Australia and New Zealand Banking Group, Ltd.,
AUD	500	6.25%, 5/23/16 (a)	A1	A+	373,606
		Brisbane Airport Corporation, Ltd.,
AUD	4,000	7.30%, 6/30/10	Aaa	AAA	3,139,306
		Commonwealth of Australia,
AUD	550	10.00%, 10/15/07	Aaa	AAA	440,112
AUD	1,750	7.50%, 9/15/09	Aaa	AAA	1,398,294
AUD	250	5.75%, 6/15/11	Aaa	AAA	190,202
AUD	100	6.50%, 5/15/13	Aaa	AAA	79,352
AUD	750	6.00%, 2/15/17	Aaa	AAA	581,869
		FGL Finance Australia, Ltd.,
AUD	500	6.25%, 3/17/10	Baa2	BBB	375,592
		General Electric Capital Australia Funding Pty,
AUD	500	6.00%, 5/15/13	Aaa	AAA	371,629
		HSBC Bank,
AUD	1,000	6.77%, 2/27/09	NR	NR	731,434
		National Wealth Management,
AUD	500	6.75%, 6/16/26 (a)	NR	A-	376,070
		New South Wales Treasury Corporation,
AUD	3,700	7.00%, 12/01/10	NR	AAA	2,921,740
AUD	550	6.00%, 5/01/12	Aaa	AAA	417,996
		Northern Territory Treasury,
AUD	1,250	6.75%, 7/14/09	NR	NR	970,712
		Publishing & Broadcasting Finance, Ltd.,
AUD	800	6.15%, 7/04/15	NR	A-	584,437
		Queensland Treasury Corporation,
AUD	2,500	8.00%, 9/14/07 (Global)	Aaa	AAA	1,955,899
AUD	400	5.50%, 5/14/10	NR	AAA	300,486
AUD	2,200	6.00%, 6/14/11	Aaa	AAA	1,680,626
AUD	2,700	6.00%, 8/14/13	Aaa	AAA	2,066,526
AUD	2,200	6.00%, 10/14/15	Aaa	AAA	1,680,043
AUD	1,250	6.00%, 6/14/21	Aaa	AAA	947,596
		St George Bank, Ltd.,
AUD	500	6.50%, 7/26/16 (a)	A2	A	379,307
		Telstra Corporation, Ltd.,
NZD	1,000	7.15%, 11/24/14	A2	A	611,713
		Treasury Corporation of Victoria,
AUD	1,500	10.25%, 11/15/06	Aaa	AAA	1,164,016
		Walker Finance Property, Limited,
AUD	700	6.23%, 12/30/11(a)	NR	AAA	536,985
		Western Australia Treasury Corporation,
AUD	1,500	8.00%, 10/15/07	Aaa	AAA	1,173,883
AUD	2,250	8.00%, 6/15/13	Aaa	AAA	1,897,790

					27,726,933

		ARGENTINA - 1.7%
		Republic of Argentina,
USD	2,225	8.28%, 12/31/33	NR	B	2,085,927

		BRAZIL - 2.4%
		Bie Bank & Trust, Ltd.,
BRL	3,500	14.10%, 2/02/09	NR	NR	1,577,374
		Federal Republic of Brazil,
USD	1,200	10.00%, 8/07/11	Ba3	BB	1,389,000

					2,966,374

		CANADA - 21.3%
		Canadian Government,
NZD	1,000	6.625%, 10/03/07	Aaa	AAA	615,980
CAD	2,500	5.50%, 6/01/10	Aaa	AAA	2,313,470
CAD	3,000	10.25%, 3/15/14	Aaa	AAA	3,671,825
CAD	2,000	8.00%, 6/01/23	Aaa	AAA	2,516,027
CAD	2,000	9.00%, 6/01/25	Aaa	AAA	2,795,948
		Canada (Cayman),
CAD	750	7.25%, 6/01/08	Aaa	NR	693,999
		Ontario Hydro,
CAD	500	8.50%, 5/26/25	Aa2	AA	639,385
		Province of British Columbia,
CAD	2,000	9.50%, 1/09/12	Aa1	AA+	2,200,823
		Province of Manitoba,
NZD	1,000	6.375%, 9/01/15	Aa2	AA-	608,007
		Province of Manitoba Series EMTN,
CAD	3,500	7.00%, 5/21/07	Aa2	AA-	3,161,854
		Province of New Brunswick,
CAD	2,000	7.75%, 1/13/14	Aa3	AA-	2,114,300

Aberdeen Global Income Fund, Inc. 1

Portfolio of Investments (continued)

As of July 31, 2006 (unaudited)

	Principal Amount (000)	Description	Moody’s Rating	S&P Rating	Value (US$)
LONG-TERM INVESTMENTS (continued)
		Province of Newfoundland,
CAD	1,000	5.125%, 12/29/10	A2	A	$900,743
		Province of Ontario,
NZD	1,500	6.25%, 6/16/15	Aa2	AA	905,535
		Province of Quebec,
NZD	1,000	6.75%, 11/09/15	Aa3	A+	613,590
		Quebec Hydro,
CAD	2,000	9.625%, 7/15/22	Aa3	A+	2,685,459

					26,436,945

		COLOMBIA - 0.6%
		Republic of Colombia,
COP	1,600,000	12.00%, 10/22/15	Ba2	BB	761,167

		FINLAND - 2.0%
		Republic of Finland,
GBP	1,250	10.125%, 6/22/08	Aaa	AAA	2,544,284

		FRANCE - 1.5%
		Dexia Municipal Agency,
NZD	3,000	7.00%, 11/26/07	Aaa	AAA	1,844,116

		GERMANY - 4.3%
		Kreditanstalt fuer Wiederaufbau,
TRY	1,500	13.50%, 3/03/08	Aaa	AAA	940,101
MXN	15,000	9.75%, 5/27/08	Aaa	AAA	1,403,878
		Kreditanstalt fuer Wiederaufbau International Finance, Inc.,
USD	3,000	5.75%, 1/15/08	Aaa	AAA	3,016,950

					5,360,929

		INDONESIA - 1.1%
		Indonesia Government,
IDR	12,000,000	13.15%, 3/15/10	NR	BB+	1,381,918

		JAMAICA - 1.2%
		Government of Jamaica,
EUR	1,000	11.00%, 7/27/12	B1	B	1,457,996

		KAZAKHSTAN - 0.8%
		Kazkommerts International BV,
USD	1,000	7.875%, 4/07/14	Baa1	BB+	1,003,320

		LUXEMBOURG - 0.8%
		Vimpel-Communications,
USD	1,000	8.00%, 2/11/10	Ba3	BB	1,012,575

		MEXICO - 0.7%
		Mexican Fixed Rate Bonds,
MXN	9,000	9.50%, 12/18/14	Baa1	A	879,198

		NETHERLANDS - 1.7%
		Nederlandse Waterschapsbank,
NZD	500	6.50%, 10/17/08	Aaa	AAA	303,888
		Rabo Australia, Ltd.,
NZD	3,000	6.25%, 11/22/11	Aaa	AAA	1,805,510

					2,109,398

		NEW ZEALAND - 3.2%
		Auckland Healthcare Services, Ltd,
NZD	1,000	7.75%, 9/15/15	Aaa	AAA	653,439
		Bank of New Zealand,
NZD	1,000	7.50%, 9/15/08	NR	AA-	619,489
		Deutsche Bank AG,	_
NZD	2,000	7.14%, 6/16/14	A1	A+	1,233,265
		Housing New Zealand,
NZD	1,500	8.00%, 11/15/06	Aaa	AAA	925,706
		Powerco, Ltd.,
NZD	1,000	6.39%, 3/29/13	NR	AAA	598,412

					4,030,311

		PERU - 1.3%
		Republic of Peru,
USD	1,300	9.875%, 2/06/15	Ba3	BB	1,556,750

		PHILIPPINES - 2.8%
		Philippine Long Distance Telephone Company,
USD	1,400	11.375%, 5/15/12	Ba2	BB+	1,680,493
		Republic of Philippines,
USD	1,700	8.875%, 3/17/15	B1	BB-	1,857,250

					3,537,743

Aberdeen Global Income Fund, Inc. 2

Portfolio of Investments (continued)

As of July 31, 2006 (unaudited)

	Principal Amount (000)	Description	Moody’s Rating	S&P Rating	Value (US$)
LONG-TERM INVESTMENTS (concluded)
		RUSSIA - 1.5%
		Evraz Group SA,
USD	900	8.25%, 11/10/15	B2	BB-	$900,000
		Russian Standard Finance SA,
USD	1,000	8.625%, 5/05/11	Ba2	B+	981,800

					1,881,800

		SWITZERLAND - 4.4%
		Eurofima,
AUD	3,500	9.875%, 1/17/07	Aaa	AAA	2,724,326
AUD	200	6.00%, 1/28/14	Aaa	AAA	150,771
AUD	1,500	6.25%, 12/28/18	Aaa	AAA	1,156,671
		European Investment Bank,
NZD	2,300	7.00%, 12/17/07	Aaa	AAA	1,413,920

					5,445,688

		TURKEY - 0.7%
		Republic of Turkey,
USD	800	11.00%, 1/14/13	Ba3	BB-	946,000

		UNITED KINGDOM - 27.2%
		Barclays Bank PLC,
GBP	1,000	9.875%, 5/29/49	Aa2	A+	2,009,479
		British Gas PLC,
GBP	1,400	8.875%, 7/08/08	A2	A	2,783,692
		EGG Banking PLC,
GBP	500	5.125%, 12/21/07	A3	NR	933,518
		Prudential Finance B.V.,
GBP	500	9.375%, 6/04/07	NR	A+	965,214
		United Kingdom Treasury,
GBP	1,100	7.50%, 12/07/06	Aaa	AAA	2,073,488
GBP	6,700	8.50%, 7/16/07	Aaa	AAA	12,955,268
GBP	3,800	5.75%, 12/07/09	Aaa	AAA	7,316,206
GBP	1,500	8.00%, 9/27/13	Aaa	AAA	3,364,237
GBP	600	8.00%, 12/07/15	Aaa	AAA	1,406,299

					33,807,401

		UNITED STATES - 4.1%
		Bank of America Corp.,
AUD	500	6.50%, 12/05/08	Aa2	AA-	382,833
		General Electric Capital Corp.,
NZD	1,000	6.625%, 2/04/10	Aaa	AAA	610,440
NZD	1,000	6.50%, 9/28/15	Aaa	AAA	600,309
		Goldman Sachs Group, Inc.,
AUD	500	6.35%, 4/12/16	Aa3	A+	370,430
		International Finance Corp.,
NZD	1,000	6.75%, 7/15/09	Aaa	AAA	611,598
		Merrill Lynch & Co., Inc.,
AUD	200	6.75%, 3/12/14	Aa3	A+	153,118
		Morgan Stanley,
NZD	1,500	6.86%, 9/06/12	Aa3	NR	910,111
		SLM Corp.,
NZD	1,500	6.50%, 6/15/10	A2	A	911,970
		Wells Fargo & Co.,
AUD	700	5.75%, 7/12/10	Aa1	AA	521,193

					5,072,002

		URUGUAY - 0.8%
		Republica Orient Uruguay,
USD	1,000	7.625%, 3/21/36	B3	B	955,001

Total long-term investments (cost $121,095,428)					134,803,776

Aberdeen Global Income Fund, Inc. 3

Portfolio of Investments (continued)

As of July 31, 2006 (unaudited)

	Principal Amount (000)	Description	Moody’s Rating	S&P Rating	Value (US$)
SHORT-TERM INVESTMENTS - 9.5%
		UNITED STATES - 9.5%
CAD	504	State Street Bank and Trust Company Time Deposit,			$445,919

		2.00%, 8/02/06	NR	NR

GBP	1,519	State Street Bank and Trust Company Fixed Deposit,			2,836,072
		4.25%, 8/02/06	NR	NR

NZD	837	State Street Bank and Trust Company Fixed Deposit,			516,052
		5.50%, 8/02/06	NR	NR

USD	8,050	Repurchase Agreement, State Street Bank and Trust Company, 4.71% dated 7/31/06, due 8/01/06 in the amount of $8,050,000 (collateralized by $7,165,000 U.S. Treasury Bonds, 6.25% due 8/15/23; value $8,050,000)	NR	NR	8,050,000

Total short-term investments (cost $11,820,486)					11,848,043

Total Investments - 117.9% (cost $132,915,914)					146,651,819
Other assets in excess of liabilities - 6.2%					7,668,681
Liquidation value of preferred stock - (24.1%)					(30,000,000)

Net Assets Applicable to Common Shareholders - 100.0%					$124,320,500

NR - Not rated by Moody’s and/or Standard & Poor’s.

AUD - Australian dollar

BRL - Brazilian real

CAD - Canadian dollar

COP - Colombian peso

EUR - Euro

GBP - British pound

IDR - Indonesian rupiah

JPY - Japanese yen

MXN - Mexican peso

NZD - New Zealand dollar

TRY - Turkish lira

USD - United States dollar

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at July 31, 2006.

Interest Rate Swap Agreements

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation
UBS AG	October 31, 2006	$4,800	2.6900%	1 month LIBOR	$41,722
UBS AG	October 31, 2007	7,200	3.1600%	1 month LIBOR	204,170
UBS AG	October 31, 2008	7,200	3.5400%	1 month LIBOR	277,668
UBS AG	October 31, 2010	4,800	4.0550%	1 month LIBOR	232,363

					$755,923

Futures Contracts			Expiration	Contracts	Unrealized Appreciation/ (Depreciation)
Purchase Contract:
Australian Treasury Bond 6% - 3 year			September 2006	15	$(7,536)

Sale Contract:
Australian Treasury Bond 6% - 10 year			September 2006	5	2,481

					$(5,055)

Aberdeen Global Income Fund, Inc. 4

Portfolio of Investments (concluded)

As of July 31, 2006 (unaudited)

Forward Exchange Contracts

Purchase/Sale	Amount Purchased	Amount Sold	Purchase Value as of July 31, 2006	Sale Value as of July 31, 2006	Unrealized Appreciation/ (Depreciation)
Japanese Yen/United States Dollar
settlement date 9/21/06	JPY419,618,600	USD3,650,000	$3,694,513	$3,650,000	$44,513
settlement date 9/21/06	JPY171,543,300	USD1,500,000	1,510,345	1,500,000	10,345

Malaysian Ringgit/United States Dollar
settlement date 9/21/06	MYR17,225,500	USD4,700,000	4,723,068	4,700,000	23,068

Mexican New Peso/United States Dollar
settlement date 9/21/06	MXN10,000,000	USD901,291	914,981	901,291	13,690

South Korean Won/United States Dollar
settlement date 8/31/06	KRW4,279,275,000	USD4,500,000	4,481,972	4,500,000	(18,028)

Swiss Franc/United States Dollar
settlement date 9/21/06	CHF5,807,456	USD4,700,000	4,744,209	4,700,000	44,209

United States Dollar/Australian Dollar
settlement date 8/15/06	USD1,911,500	AUD2,500,000	1,911,500	1,915,217	(3,717)
settlement date 8/15/06	USD1,881,200	AUD2,500,000	1,881,200	1,915,217	(34,017)

United States Dollar/Canadian Dollar
settlement date 10/03/06	USD1,337,972	CAD1,500,000	1,337,972	1,329,913	8,059
settlement date 10/03/06	USD3,990,140	CAD4,500,000	3,990,140	3,989,739	401

United States Dollar/Japanese Yen
settlement date 9/21/06	USD5,097,688	JPY591,162,000	5,097,688	5,204,859	(107,171)

United States Dollar/New Zealand Dollar
settlement date 8/15/06	USD14,928,000	NZD24,000,000	14,928,000	14,783,254	144,746

		Net USD total	$49,215,588	$49,089,490	$126,098

Tax Cost of Investments

The United States federal income tax basis of the Fund’s investments and net unrealized appreciation as of July 31, 2006 were as follows:

Cost	Appreciation	Depreciation	Net Unrealized Depreciation
$ 148,464,693	$2,428,683	$4,241,557	$1,812,874

Aberdeen Global Income Fund, Inc. 5

Item 2 – Controls and Procedures

(a)	It is the conclusion of the Registrant’s principal executive officer and principal financial officer that the effectiveness of the Registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the Registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the Registrant has been accumulated and communicated to the Registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) and the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

(a)	Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Global Income Fund, Inc.

By:	/s/ Martin Gilbert
Martin Gilbert,
President of
Aberdeen Global Income Fund, Inc.

Date: September 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Gilbert
Martin Gilbert,
President of
Aberdeen Global Income Fund, Inc.

Date: September 28, 2006

By:	/s/ Christian Pittard
Christian Pittard,
Treasurer of
Aberdeen Global Income Fund, Inc.

Date: September 28, 2006